Revision of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2024
Revision of Previously Issued Financial Statements [Abstract]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

3. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has noted the following matters in relation to its unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2023 that had been filed on November 13, 2023. The matter related to the adoption of fair value to measure digital assets, reclassification digital assets and stable coins, and reclassification of other income.

a.	Adoption of fair value method to measure digital assets

The Company measures the fair value of digital assets on a daily basis, and refers to the daily closing prices published by Matrixport Cactus Custody as the fair value. As of January 1, 2023, the Company recorded a cumulative-effect adjustment of $30,600 to accumulated deficits. The adoption of fair value measure caused recognition of increase in fair value of digital assets of $559,000 as of September 30, 2023. The adoption of fair value measure caused a reversal of impairment of digital assets of $713,100, recognition of a decrease in fair value of digital assets of $189,000 and reversal of exchange gains of $4,300 for the nine months ended September 30, 2023.

b.	Reclassification of revenue and cost of revenues

The Company ceased solo-staking business in March 2024, and accordingly the Company reclassified revenues from solo-staking business to other income, net, and cost of revenues to general and administrative expenses. For comparison purpose, the Company reclassified revenues to other income, net, and reclassified cost of revenues to general and administrative expenses for the three and nine months ended September 30, 2023.

The following tables present the effects of revisions on the Company’s financial statements as of September 30, 2023, and for the nine months ended September 30, 2023:

	September 30, 2023
Consolidated balance sheet	As previously reported	Adjustments	As Revised
Digital assets	5,036,600	559,000	5,595,600
Total current assets	7,424,500	559,000	7,983,500
Total assets	9,033,800	559,000	9,592,800
Accumulated deficit	(17,865,100)	559,000	(17,306,100)
Total Mega Matrix Corp. Stockholders’ Equity	10,281,300	559,000	10,840,300
Total equity	8,736,200	559,000	9,295,200
Total liabilities and equity	9,033,800	559,000	9,592,800

	For the Three Months Ended September 30, 2023
Consolidated statements of operations	As previously reported	Adjustments	As Revised
Revenues	4,400	(4,400)	-
Cost of revenues	(19,000)	19,000	-
Gross loss	(14,600)	14,600	-
General and administrative expenses	(1,576,400)	489,400	(1,087,000)
Total operating expenses	(1,581,000)	489,400	(1,091,600)
Other expenses, net	(28,100)	4,400	(23,700)
Loss from operations before income tax expenses	(1,623,700)	(26,500)	(1,650,200)
Net loss	(1,610,600)	(26,500)	(1,637,100)

	For the Nine Months Ended September 30, 2023
Consolidated statements of operations	As previously reported	Adjustments	As Revised
Revenues	24,000	(24,000)	-
Cost of revenues	(263,900)	263,900	-
Gross loss	(239,900)	239,900	-
General and administrative expenses	(4,748,200)	453,500	(4,294,700)
Total operating expenses	(4,773,900)	453,500	(4,320,400)
Other expenses, net	(32,400)	(165,000)	(197,400)
Loss from operations before income tax expenses	(5,046,200)	528,400	(4,517,800)
Net loss	(4,973,500)	528,400	(4,445,100)